Income Taxes (Details)	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
State income tax, net of federal benefit			(7.70%)	(6.50%)
Warrant expense			9.40%	10.60%
Disqualified interest and other			1.00%	0.90%
Research credits			(1.50%)	(1.20%)
U.S. tax reform				8.30%
Valuation allowance			19.80%	21.90%
Effective tax rate	0.00%	0.00%